Vessels and Rigs under Construction and Acquisition (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended			0 Months Ended			6 Months Ended	0 Months Ended			6 Months Ended			0 Months Ended	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jan. 03, 2011 Ocean Rig Corcovado (Member)	Jan. 03, 2011 Ocean Rig Corcovado (Member)	Mar. 30, 2011 Ocean Rig Olympia (Member)	Apr. 12, 2011 Vessels H1241 and H1242 (Member) numberofvessels	Apr. 12, 2011 Vessels H1241 and H1242 (Member) numberofvessels	Jun. 23, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Apr. 27, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Apr. 18, 2011 Drillships NB1, NB2 and NB3 (Member) numberofoptions	Jun. 30, 2011 Drillships NB1, NB2 and NB3 (Member)	Apr. 18, 2011 Drillship N B 1 (Member)	Apr. 27, 2011 Drillship N B 2 (Member)	Jun. 23, 2011 Drillship N B 3 (Member)	Jun. 30, 2011 Ocean Rig Poseidon and Ocean Rig Mykonos (Member)	Jun. 30, 2011 Vessels H1637 and H1638 (Member)	Jun. 30, 2011 Eight Newbuilding Tankers (Member)	Nov. 22, 2010 Option contract with Samsung (Member)	Jun. 30, 2011 Option contract with Samsung (Member) numberofoptions	May 16, 2011 Option contract with Samsung (Member)
Advances for vessels/drillships under construction and related costs	$ 1,783,129	$ 894,416	$ 289,000		$ 288,400	$ 27,082					$ 622,394				$ 156,061	$ 6,610	$ 175,000
Winterization Costs For Vessels				5,569
No of Vessels Ordered						2
Size of Vessels							176,000
Price per Vessel/Drillship						$ 54,164						$ 608,000	$ 608,000	$ 608,000				$ 608,000
Delivery Date						Q3 and Q4 2012						July-13	September-13	November-13
Number Of Options Exercised								1	1	1									3
Period For Exercise Of Options																				Jan. 31, 2012